c|K 1143313

07071135

For Internal Use Only SEC File No. 91- 01669	Submit 1 Original And 9 Copies	OMB Approval No.: 3235-0504 Expires 07/31/20xx Estimated average burden per response: 2.00

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

REGULATION

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product: American Stock Exchange LLC.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.): Open-end management investment company.
3. Class of New Derivative Securities Product: Index Fund Shares listed under Amex Rules 1000A *et seq.*
4. Name of Underlying Instrument:

Fund	Underlying Index
PowerShares Global Clean Energy Portfolio	WilderHill New Energy Global Innovation Index
PowerShares Global Water Portfolio	Palisades Global Water Index
PowerShares Dynamic Europe Portfolio	QSG Active Europe Index
PowerShares Dynamic Developed International Opportunities Portfolio	QSG Developed International Opportunities Index
PowerShares Dynamic Asia Pacific Opportunities Portfolio	QSG Asia-Pacific Opportunities Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based: The Global Clean Energy and Water Portfolios are narrow–based, while all others are broad-based.
6. Ticker Symbol(s) of New Derivative Product:

PowerShares Global Clean Energy Portfolio	PBD
PowerShares Global Water Portfolio	PIO
PowerShares Dynamic Europe Portfolio	PEH
PowerShares Dynamic Developed International Opportunities Portfolio	PFA
PowerShares Dynamic Asia Pacific Opportunities Portfolio	PUA

PROCESSED
JUL 23 2007
THOMSON
FINANCIAL

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
The US component securities trade on either the New York Stock Exchange, or Nasdaq Stock Markets. The non-US component stocks are listed on exchanges that have last sale reporting:. Asx National, Athens, Bombay, Cats, Copenhagen, Euronext Belgium, Euronext France, Euronext Netherlands, Euronext Portugal, Helsinki, Hong Kong, Irish, Italy Continuous, Kuala Lumpur, London, Nzse National, Omx Exchanges, Oslo, Santiago, Sao Paulo, Seoul, Shanghai, Shenzhen, Singapore, Swiss Virt-X, Swx Swiss Exchange, Taipei, Tokyo, Toronto, Vienna, Xetra
8. Settlement Methodology of New Derivative Securities Product: Regular-way trades on the American Stock Exchange are settled through the National Securities Clearing Corporation ("NSCC") on T+3. Procedures for creation and redemption of Creation Unit Size Aggregations, including creations and redemptions through the Continuous Net Settlement System of NSCC, are described in the prospectus.
9. Position Limits of New Derivative Securities Product (if applicable): Not Applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Dennis J. Meekins

Title:	Vice President
Telephone Number:	(212) 306-1302
Manual Signature of Official Responsible for Form:	
Date:	June 20, 2007

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUN 21 2007

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

SECURITIES AND EXCHANGE COMMISSION

2007

DIVISION OF MARKET REGULATION

Bryan Fischer
Managing Director
212.306.2434 T
212.306.5325 F
bryan.fischer@amex.com

June 20, 2007

BY FACSIMILE AND OVERNIGHT COURIER
202/ 772-9273
Securities and Exchange Commission
Division of Market Regulations
100 F. Street NE – Room 6628
Washington DC 20549
Attn: Gail Jackson – Paralegal Specialist

Re: Form 19b-4(e)

Dear Ms. Jackson:

The American Stock Exchange LLC hereby files Form 19b-4(e), with respect to the following funds:

Fund Name	**Ticker**
PowerShares Global Clean Energy Portfolio	PBD
PowerShares Global Water Portfolio	PIO
PowerShares Dynamic Europe Portfolio	PEH
PowerShares Dynamic Developed International Opportunities Portfolio	PFA
PowerShares Dynamic Asia Pacific Opportunities Portfolio	PUA

All of which are listed pursuant to Amex Rules 1000A *et seq.*

Sincerely,

Attachment

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUN 21 2007

END